UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-05276

Value Line VIP Equity Advantage Fund
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments.

          A copy of  the Schedule of Investments for the period ended 3/31/15 is included with this Form.

Value Line VIP Equity Advantage Fund

Schedule of Investments (unaudited)

Shares		Value
Mutual Funds — 101.2%
970	Alpine Global Premier Properties Fund	$6,635
1,015	Alpine Total Dynamic Dividend Fund	9,044
850	BlackRock Resources & Commodities Strategy Trust	8,126
547	Blackrock Science & Technology Trust	9,753
456	BlackRock Utility and Infrastructure Trust	8,937
728	CBRE Clarion Global Real Estate Income Fund	6,516
350	ClearBridge Energy MLP Fund, Inc.	8,736
455	ClearBridge Energy MLP Opportunity Fund, Inc.	9,537
350	ClearBridge Energy MLP Total Return Fund, Inc.	6,954
700	Clough Global Equity Fund	10,528
482	Cohen & Steers Infrastructure Fund, Inc.	10,951
805	Cohen & Steers Quality Income Realty Fund, Inc.	9,998
753	Cohen & Steers Total Return Realty Fund, Inc.	10,308
1,400	Eaton Vance Risk-Managed Diversified Equity Income Fund	15,148
752	Eaton Vance Tax-Advantaged Dividend Income Fund	15,499
1,338	Eaton Vance Tax-Managed Diversified Equity Income Fund	15,186
400	First Trust New Opportunities MLP and Energy Fund	6,836
2,250	Gabelli Equity Trust, Inc.	14,625
1,200	GAMCO Global Gold Natural Resources & Income Trust	8,340
450	General American Investors Co., Inc.	15,741
200	India Fund, Inc. (The)	5,656
670	John Hancock Financial Opportunities Fund	15,678
2,650	Liberty All Star Equity Fund	15,476
240	Mexico Fund, Inc. (The)	5,153
165	Morgan Stanley China A Share Fund, Inc.	5,432
999	Nuveen Dow 30sm Dynamic Overwrite Fund	15,155
825	Nuveen NASDAQ 100 Dynamic Overwrite Fund	15,469
735	Nuveen Real Estate Income Fund	8,761
382	Salient Midstream & MLP Fund	8,278
142	Source Capital, Inc.	10,408
560	Templeton Emerging Markets Fund	8,546
200	Tortoise Energy Infrastructure Corp.	8,406
300	Tortoise MLP Fund, Inc.	7,218

Shares		Value
1,215	Voya Global Equity Dividend and Premium Opportunity Fund	$10,109

	Total Mutual Funds (Cost $346,852)	347,143

Short-Term Investment — 8.3%

	Money Market Fund — 8.3%
28,553	State Street Institutional Liquid Reserves Fund	28,553

	Total Short-Term Investment (Cost $28,553)	28,553

	Total Investment — 109.5% (Cost $375,405)	$375,696

Excess of Liabilities Over Cash and Other Assets —(9.5)%		(32,583)
Net Assets (1) —100.0%		$343,113
Net Asset Value Per Outstanding Share ($343,113 ÷ 33,655 shares outstanding)		$10.20

(1)
For federal income tax purposes, the aggregate cost was $375,405, aggregate gross unrealized appreciation was $2,886, aggregate gross unrealized depreciation was $2,595 and the net unrealized appreciation was $291.

MLP	Master Limited Partnership.

1

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Mutual Funds	$347,143	$-	$-	$347,143
Short-Term Investments	28,553	-	-	28,553

Total Investments in Securities	$375,696	$-	$-	$375,696

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2015 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 29, 2015